Inventory, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of inventory, net

	June 30, 2022	December 31, 2021
	(unaudited)
Raw materials	$642	$281
Finished goods	191	148

Inventory at cost	833	429
Less reserve for obsolescence	—	—

Inventory, net	$833	$429

	December 31, 2021	December 31, 2020
Raw materials	$281	$171
Work in process	—	13
Finished goods	148	65

Inventory at cost	429	249
Less reserve for obsolescence	—	(8)

Inventory, net	$429	$241